Supplemental Statement of Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2012
Supplemental Statement of Cash Flow Information
Schedule of supplemental information to the statement of cash flows

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Interest paid	$7,370	$6,430	$7,512
Net taxes paid	$368	$674	$2,490